Equity Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Investments Accounted For By The Equity Method
Investments accounted for by the equity method consist of the following as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
	(In thousands)
Investment in Tatex Thailand II, LLC	$15	$203
Investment in Tatex Thailand III, LLC	8,639	8,657
Investment in Grizzly Oil Sands ULC	176,196	172,766
Investment in Bison Drilling and Field Services LLC	13,988	13,518
Investment in Muskie Holdings LLC	7,702	7,320
Investment in Timber Wolf Terminals LLC	870	878
Investment in Windsor Midstream LLC	9,887	9,503
Investment in Stingray Pressure Pumping LLC	15,718	13,265
Investment in Stingray Cementing LLC	3,088	3,110
Investment in Blackhawk Midstream LLC	—	—
Investment in Stingray Logistics LLC	928	947
Investment in Diamondback Energy LLC	212,413	151,317
Investment in Stingray Energy Services LLC	2,148	—
	$451,592	$381,484

Investments accounted for by the equity method consist of the following as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Investment in Tatex Thailand II, LLC	$203,000	$1,030,000
Investment in Tatex Thailand III, LLC	8,657,000	8,282,000
Investment in Grizzly Oil Sands ULC	172,766,000	69,008,000
Investment in Bison Drilling and Field Services LLC	13,518,000	6,366,000
Investment in Muskie Holdings LLC	7,320,000	2,138,000
Investment in Timber Wolf Terminals LLC	878,000	—
Investment in Windsor Midstream LLC	9,503,000	—
Investment in Stingray Pressure Pumping LLC	13,265,000	—
Investment in Stingray Cementing LLC	3,110,000	—
Investment in Blackhawk Midstream LLC	—	—
Investment in Stingray Logistics LLC	947,000	—
Investment in Diamondback Energy LLC	151,317,000	—
	$381,484,000	$86,824,000

Equity Method Investment, Balance Sheet Summary
The table below summarizes balance sheet information for Diamondback as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
	(In thousands)
Current assets	$34,516	$50,275
Noncurrent assets	$613,947	$556,426
Current liabilities	$76,336	$79,232
Noncurrent liabilities	$104,093	$65,401

Equity Method Investment, Income Statement Summary
The table below summarizes the results of operations for Diamondback three months ended March 31, 2013 and 2012, respectively:

	Three Months Ended March 31,
	2013	2012
	(In thousands)
Gross revenue	$28,909	$16,351
Income from operations	$8,662	$6,737
Net income	$5,396	$1,477

Grizzly Oil Sands ULC [Member]
Schedule of Equity Method Investments [Line Items]
Investments Accounted For By The Equity Method
The tables below summarize financial information for Grizzly as of December 31, 2012, 2011 and 2010:
Summarized balance sheet information:

	December 31,
	2012	2011
Current assets	$30,098,000	$21,247,000
Noncurrent assets	$720,550,000	$284,361,000
Current liabilities	$42,547,000	$25,984,000
Noncurrent liabilities	$14,515,000	$1,780,000
Summarized results of operations:

	December 31,
	2012	2011	2010
Gross revenue	$—	$—	$—
Net loss	$6,050,000	$6,605,000	$3,234,000

Diamondback Energy LLC [Member]
Schedule of Equity Method Investments [Line Items]
Investments Accounted For By The Equity Method
The tables below summarize financial information for Diamondback as of December 31, 2012, 2011 and 2010:
Summarized balance sheet information:

	December 31,
	2012	2011
Current assets	$50,275,000	$30,812,000
Noncurrent assets	$556,426,000	$232,766,000
Current liabilities	$79,232,000	$42,298,000
Noncurrent liabilities	$65,401,000	$92,243,000

Summarized results of operations:

	December 31,
	2012	2011	2010
Gross revenue	$74,962,000	$49,366,000	$27,253,000
Income from operations	$17,307,000	$15,147,000	$9,181,000
Net income (loss)	$(36,521,000)	$(386,000)	$8,231,000